Supplemental Disclosure of Cash Flow Information - Supplemental Schedule of Cash Flow Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in Non-Cash Working Capital [Abstract]
Accounts receivable	$ (940)	$ 368	$ (441)
Inventory	(616)	(219)	(266)
Prepaids and other	(42)	(23)	(20)
Accounts payable	(340)	78	537
Accrued liabilities	851	(812)	896
Current income tax (liabilities) assets	326	(1,558)	(282)
Other long-term liabilities	(106)	(200)	(196)
Net changes in non-cash working capital	(867)	(2,366)	228
Relating To [Abstract]
Operating activities	(743)	(2,417)	79
Investing activities	$ (124)	$ 51	$ 149